Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum contractual obligations
Year	Amount
2024	$—
2025	773
2026	5,643
2027	17,050
2028	18,666
2029 and thereafter	144,163
Total	$186,295